Expense Example, No Redemption - Prudential Day One 2060 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	5,054	7,711	10,151	92	870	1,669	3,760	77	809	1,564	3,557	66	4,916	7,605	10,185	56	1,231	2,390	5,221	41	646	1,277	2,980